Right-Of-Use Assets and Operating Lease Liabilities - Schedule of Right-of-use Asset Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Balance, beginning of period	$ 332,615	$ 136,750
Additions		257,909
Amortization	(112,876)	(62,044)
Balance, end of period	$ 219,739	$ 332,615